Segment information - Additional information (Details) $ in Millions	12 Months Ended	60 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2019 USD ($)	May 07, 2021 USD ($)	Dec. 31, 2020 USD ($)
Number of Operating Segments | segment	2
Real Estate Tax Expense		$ 3.0
Revolving credit facility
Line of Credit Facility, Maximum Borrowing Capacity	$ 85.0		$ 85.0	$ 85.0
$385 million facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 385.0
Neptune and the Cape Ann
Equity Method Investment, Ownership Percentage	50.00%	50.00%		50.00%